Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized (loss) gain on cash flow hedges, net of tax	$ 4,000,000	$ (28,000,000)
Unrealized (loss) gain on cash flow hedges, before tax	5,000,000	(38,000,000)
Amount reclassified, after-tax	8,000,000	5,000,000
Amount reclassified, before-tax	12,000,000	7,000,000
Accumulated other comprehensive income (loss) related to cash flow hedges	11,240,000,000	10,876,000,000		$ 9,703,000,000
Reclassified within next twelve months	$ (6,000,000)
Maximum term for hedges (in years)	1 year
Provision for bad debts	$ 56,000,000	$ 46,000,000		$ 22,000,000
Medium Term Note Program [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Debt instrument maximum borrowing capacity			$ 4,000,000,000
Debt instrument unused borrowing capacity	$ 1,900,000,000
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period (in days)	60 days	60 days
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage	5.00%	4.00%
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accumulated other comprehensive income (loss) related to cash flow hedges	$ (6,000,000)	$ 18,000,000